united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 03/31/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2021

Fund Adviser:

Pekin Hardy Strauss, Inc.
161 N. Clark Street, Suite 2200
Chicago, IL 60601

Toll Free (800) 470-1029

www.appleseedfund.com

April 30, 2021

Dear Shareholders,

“Viewed in the abstract, the Federal Reserve System had the power to abort the inflation at its incipient stage fifteen years ago or at any later point, and it has the power to end it today. At any time within that period, it could have restricted the money supply and created sufficient strains in financial and industrial markets to terminate inflation with little delay. It did not do so because the Federal Reserve was itself caught up in the philosophic and political currents that were transforming American life and culture.”

— Arthur Burns, former Federal Reserve Chairman,

“The Anguish of Central Banking,” 1979

In response to the coronavirus pandemic, the U.S. government embarked on an unprecedented surge of fiscal spending and monetary easing that has continued unabated ever since. One year later, as the economy is opening up, inflation pressures are clearly rising, although it is still unclear whether these pressures will be transitory or not.

While finding appropriate historical analogies is always tricky, the current economic environment, in our view, seems most reminiscent of the mid-1960s. Those years represented an inflection point, much like today, when fiscal spending accelerated and the Federal Reserve financed that spending with low interest rates, assuming that historically low levels of inflation experienced in the early 1960s would continue. To be sure, inflation worsened considerably in the 1970s, but the foundation for accelerating inflation was built during the mid-to-late 1960s.

Upon his swearing-in, President Lyndon Johnson pursued an agenda that included an ambitious level of fiscal spending, following a significant tax cut that was passed in 1964. U.S. commitments in fighting the Vietnam War escalated even while domestic spending increased under the auspices of various Great Society programs that were intended to reduce minority unemployment and income inequality. Economists often refer to the era of the late 1960s as the “Guns and Butter” era, as that administration chose to pursue several ambitious goals at once, all of which required significant and sustained increases in fiscal spending along with an expanding budget deficit. The average year-

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over-year growth rate of government spending increased from 5.5% per annum from 1960 through 1964 to 10.8% per annum from 1965 through 1969 (see chart on the previous page).

Reminiscent of President Johnson’s 1964 tax cuts, President Donald Trump signed a large tax cut in 2017, even while the economy was growing at a reasonable rate and unemployment was low. President Trump also oversaw the largest fiscal expansion in U.S. history in 2020, as the Federal deficit reached an estimated $4 trillion, representing an estimated year-over-year increase in fiscal spending of 43%. With a new administration in place, President Joe Biden has communicated his intention to simultaneously pursue multiple sweeping goals. These goals include but are not limited to providing support for individuals and groups who have been economically harmed by the pandemic, combating climate change, making infrastructure investments, and providing Social Security and Medicare benefits to a growing population of retirees. Given the Biden administration’s ambitious plans, it is not unreasonable to assume that the budget deficit could remain around $3-4 trillion per year between 2021 and 2025, representing a fiscal expansion similar in magnitude to the one undertaken in the late 1960s.

Early on in the Johnson administration, President Johnson met the Federal Reserve Chairman at the time, William McChesney Martin, and famously tried to intimidate him into keeping interest rates low and monetary policy accommodative. After the Federal Reserve raised interest rates in 1965, Johnson said to the Chairman, “Martin, my boys are dying in Vietnam, and you won’t print the money I need.” Although Martin was a strong proponent of an independent Federal Reserve and an anti-inflation hawk early in his career, he complied with President Johnson’s demands. Ultimately, Chairman Martin decided to provide monetary accommodation to fund the U.S. government’s

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spending plans, despite the inflation risk. The average year-over-year growth rate in the monetary base, which was 1.8% between 1960 and 1964, tripled to 6.0% between 1965 and 1969 (see chart to the right). Chairman Martin confessed his regret in acquiescing to President Johnson’s demands years later, saying, “to my everlasting shame, I finally gave in to him.” He stepped down from his position in 1970, but only after he had let the inflation genie out of the bottle.

Similar to what occurred in the 1960s, the current Federal Reserve’s independence has weakened considerably during the past year due to the current war on the coronavirus and the need to finance multi-trillion dollar annual fiscal deficits. In our view, the choice of former Federal Reserve Chair Janet Yellen as Treasury Secretary is symbolic of the marriage that seems to have occurred between the Federal Reserve and the U.S. Treasury department. Relatedly, the Federal Reserve is determined to protect the nominal value of financial assets and especially the value of U.S. Treasuries. Not doing so would likely have catastrophic consequences on the housing market, the stock market, and U.S. tax receipts, all of which are increasingly reliant on low interest rates. Even while the Consumer Price Index is likely to exceed 3% during Q2 2021 for the first time in years, current Federal Reserve Chairman Jerome Powell has communicated his view that the current inflationary pressures are transitory, assuming, like Chairman Martin, that inflation remains well-contained. While Chairman Powell may well turn out to be correct, we suspect that $4 trillion dollars per year in fiscal deficit spending facilitated by a 0% Federal Funds rate and a skyrocketing money supply is likely to be a recipe for inflationary acceleration.

www.appleseedfund.com	(800) 470-1029

The spending during the Guns and Butter era created inevitable inflationary pressures that continued through the 1960s. During the early 1960s, inflation was well-contained, with the Consumer Price Index fluctuating in a relatively tight range of 1.1% to 1.6%. With increasing fiscal commitments and money supply in the late 1960s, however, inflation accelerated. In 1966, the Consumer Price Index increased by 3.0%, and by 1969, the Consumer Price Index increased by as much as 5.8%. Similarly, in the past five years, inflation has been low and contained, comparable to the inflation rate of the early 1960s. The average year-over-year increase in the Consumer Price Index was just 1.8% from 2016 through 2020. We will not know the early 2020s inflation rate until the future unfolds, but we would not be surprised to see an acceleration that rhymes with the late 1960s.

Important similarities exist between the late 1960s and the current era, but there are also important differences. The dollar is no longer pegged to the gold price, and the trade deficit has expanded significantly. Because U.S. government debt is currently so large relative to GDP, the Federal Reserve’s options are limited by the necessity of keeping debt service costs reasonable, regardless of the Fed’s inflation outlook. China has developed into a geopolitical and economic foe of the United States, and cheap imports from China have had a deflationary impact on the United States over the past twenty years. Finally, while the Biden administration is planning enormous fiscal spending increases, significant income tax increases would dampen their inflationary impact. Put more simply, we see a lot of similarities to the 1960s, but the situation is complex and dynamic with many moving parts.

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The 1970s are well known for being a period when inflation accelerated further even compared to the late 1960s. At some point, it may well be worth comparing the 1970s to the current era, but we believe it to be premature at this juncture. Before inflation reaches the 10% inflation rates of the 1970s, it must first reach the 5% inflation rates of the late 1960s, and for this reason we think the 1960s are a more applicable comparison for the next couple of years.

Investment Implications

Having discussed the macroeconomic backdrop of the 1960s, let us now examine what happened to the primary asset classes during the five year period beginning on January 1, 1965:

●	Stocks:

Adjusted for inflation, the S&P 500 Index generated a total return of 0.3% per year. Earnings increased by 0.6% per year adjusted for inflation. However, as is often the case when inflation increases, the P/E ratio of the S&P 500 Index contracted, from 18.8x to 15.8x, and the dividend yield increased from 2.9% to 3.5% between the beginning of 1965 and the beginning of 1970.

Today, the S&P 500 Index is currently trading with a P/E ratio of 33.7x and a dividend yield of 1.5%. Increasing inflation generally results in a contraction of P/E ratios and an expanding dividend yield. In our view, the risk exists that accelerating inflation today could result in a significant downward re-rating of U.S. stock prices.

●	Bonds:

In 1965, the yield-to-maturity on 10-year Treasury bonds was 4.2%; by the time the decade ended, the yield-to-maturity on that same bond, with five years remaining until maturity, was 8.2%. We estimate the total return of that Treasury bond from 1965-1969 to have been -33.1%, or -7.7% per annum, adjusted for inflation. Bonds woefully underperformed other asset classes during the late 1960s, as one might expect in any environment where bond yields are rising to compensate investors for increasing inflation expectations.

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The yield-to-maturity on 10-year Treasury bonds is currently 1.7%, which means that the downside risk of a rise in bond yields is greater today than it was in 1965.

●	House prices:

Housing performed better than bonds in the late 1960s but still did not keep up with inflation. House prices increased by 3.3% per year, but house prices declined by a slight -0.6% per year adjusted for inflation. Houses tend to keep up with inflation due to increases in wages, land costs, and construction costs, all of which occurred during the late 1960s.

In recent months, we have seen land prices, construction costs, and wages rising. All of these trends are contributing to house prices which should approximately keep pace with inflation, as they did in the late 1960s.

●	Gold:

During the Johnson administration, the dollar was pegged to gold at $35/ounce, and it was not yet legal for Americans to own physical gold during that period. However, demand for gold from Europe increased significantly; during the 1960s, U.S. gold reserves dropped by 38%, from 15,800 tonnes to 9,800 tonnes as undervalued U.S. gold was shipped to Europe. After the dollar/gold peg was removed in 1971, gold’s investment return was spectacular during the following decade as investors sought to sell dollars to invest in gold as a store of value.

While not an investment option in the late 1960s, gold is an attractive asset class for investors in the current era and should serve as an excellent long-term store of value should inflation continue to accelerate.

Looking back at how these asset classes performed in the late 1960s, the results seemed to coincide with the era’s inflationary circumstances. Housing and stocks were the relative winners, generating returns that kept up with, but did not exceed, inflation. The clear loser of the late 1960s Guns and Butter era was the bond market, which suffered from increasing bond yields and gradual erosion of purchasing power. We are also wary of low-yielding bonds today and have a minimal bond allocation as a result.

****

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Commentary on Gold Prices

We also want to comment on the weak gold price over the past six months. Our view is that the current weakness in the gold price represents a healthy correction and consolidation amid a secular bull market that is still in its early stages.

As we have discussed in past letters, the gold price tends to rise when real (inflation-adjusted) Treasury yields decline. Inflation has been increasing, to be sure, with commodity prices rising at a rapid rate ever since the Pfizer vaccine results were announced on November 1, 2020. However, commodity price increases are slow to be measured through the Consumer Price Index, which is a lagging economic indicator. Simultaneously, 10 year Treasury bond yields have increased in recent months from 0.5% to 1.7%. Because Treasury bond yields have been rising faster than the Consumer Price Index, real, inflation-adjusted, Treasury bond yields have been rising too (see chart on the previous page).

When real Treasury yields decline, it tends to be a tailwind for gold prices, and that is what happened from November 2018 through August 2020. When real Treasury yields increase, it tends to be a headwind for gold prices, and that is what has been happening since August 2020. Looking forward, we expect the Consumer Price Index to continue to rise, albeit not in a straight line, for many of the reasons outlined in this letter, while Treasury bond yields are likely to be capped by the Federal Reserve well before 10-year interest rates reach 2.5%.

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Moreover, the international monetary system is in an increasingly tenuous position; we expect future crises such as the one that occurred in spring 2020, and gold will demonstrate its resilience during those crises. We remain bullish on gold and expect it to be one of the winners of the current Guns and Butter era.

*****

Appleseed Performance and Portfolio Changes

During the first three months of 2021, Appleseed Fund Investor shares generated a 14.49% total return, versus the 4.92% return of the MSCI World Index and the 7.17% return of the Morningstar Global Markets SMID Cap. Our relative outperformance this quarter was driven by broader market trends and security selection; it is notable that value stocks greatly outperformed the stock market during Q1 2021.

ANNUAL RETURNS - as of 03/31/2021
	3 Mo	6 Mo	1 Year	5 Years	10 Years	Since Inception
Investor Class (APPLX)	14.49%	45.64%	85.03%	10.55%	7.12%	7.52%
Morningstar Global Markets SMID Cap	4.92%	19.57%	54.03%	13.36%	9.88%	6.76%
MSCI World Index	7.17%	28.75%	70.97%	12.32%	8.90%	7.28%

Our most significant contributors to the Fund’s equity performance during the quarter were Coherent (COHR), Mosaic Company (MOS), and Sprouts Famers Markets (SFM). During the quarter, Coherent announced that it was being acquired, after which several other bidders emerged. Between the takeover announcement and the bidding war among Coherent suitors, the shares rallied strongly during the quarter. As for Mosaic, its share price has risen in sympathy with increasing grain prices, which should stimulate additional farmer investment into improving crop yields. Sprouts has benefited from the market slowly recognizing that the company’s growth last year was only driven in part by lockdowns; the company should enjoy strong growth through market share gains for years to come. Sprouts’ unique value proposition as a particularly attractive store in which shoppers can find a wide assortment of organic and natural produce should benefit shareholders and consumers alike.

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Appleseed’s most significant detractors to the Fund’s equity performance during the quarter were Heron Therapeutics (HRTX), Continental AG (Germany - CON), and 89bio (ETNB). Heron and 89bio are biotech companies whose share prices struggled in sympathy with the larger biotech industry during the first quarter. Both companies have promising drugs which should generate attractive returns for Appleseed Fund. Continental AG, a European auto supplier and tire producer, saw its share price pressured due to the semiconductor shortage that is impacting the broader automotive industry.

During the quarter, we exited from two fully valued equity positions, Annaly Capital Management (NLY) and Silicom (SILC) and we initiated new equity positions in Facebook (FB), 89bio, Designer Brands, and Anthem Inc (ANTM).

Our net allocation to equities at the end of March was 82.12%. We also hold a 7.0% position in bonds and cash, a 1.6% position in cryptocurrency trusts, and a 8.5% position in gold trusts.

*****

We hope you are well and are having the opportunity to enjoy the warmer spring weather. We remain grateful as ever for the trust that you have placed in Appleseed Fund and for the opportunity to be managing a portion of your capital.

Should you have any questions about this letter or anything else, please do not hesitate to reach out to Colin Rennich at colin@appleseedcapital.com or at 312.896.9660.

Sincerely,

Joshua Strauss, CFA

William Pekin, CFA

Adam Strauss, CFA

Shaun Roach, CFA

www.appleseedfund.com	(800) 470-1029

As of 03/31/2021, the Fund’s Top Ten Holdings can be found at: www.appleseedfund.com

Current and future portfolio holdings are subject to risk. Current holdings are subject to change.

Investments in international markets present special risks, including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation, and differences in auditing or other financial standards. Risks of foreign investing are generally intensified for investments in emerging markets. Value investing involves the risk that an investment made in undervalued securities may not appreciate in value as anticipated or remain undervalued for long periods of time.

Small and Mid-Cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

Diversification does not ensure a profit or guarantee against loss.

Investments in commodities such as gold may be affected by overall market movements, changes in interest rates, and other factors such as embargoes and international economic and political developments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. These instruments may subject the Fund to greater volatility than investments in traditional securities.

The views and opinions expressed in this material are those of the authors. While we believe we have a reasonable basis for our appraisals and we have confidence in our opinions, actual results may differ materially from those we anticipate. These opinions are current as of the date of this letter but are subject to change. There is no guarantee that any forecasts or opinions in this material will be realized. Information should not be construed as investment advice nor be considered a recommendation to buy, sell or hold any particular security.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-470-1029.

Distributed by Ultimus Fund Distributors, LLC (Member FINRA).

www.appleseedfund.com	(800) 470-1029

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns(a)
(for the periods ended March 31, 2021)
					Since	Since
	Six	One	Five	Ten	Inception	Inception
	Months	Year	Year	Year	(12/08/06)	(1/31/11)
Appleseed Fund
Investor Class	45.64%	85.03%	10.55%	7.12%	7.52%	N/A
Institutional Class	45.85%	85.60%	10.75%	7.34%	N/A	7.93%
Morningstar Global Markets Small-Mid Cap Index(b)	28.75%	70.97%	12.32%	8.90%	7.28%	9.20%
MSCI World Index (c)	19.57%	54.03%	13.36%	9.88%	6.76%	9.98%

					Expense Ratios (d)
					Investor	Institutional
					Class	Class
Gross					1.50%	1.25%
With Applicable Waivers					1.19%	1.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Appleseed Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 470-1029.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	Effective January 28, 2021, the Morningstar Global Markets Small-Mid Cap Index (the “Index”) has replaced the MSCI World Index (the “MSCI Index”) as the Fund’s primary benchmark because, in the opinion of the Adviser, the Fund’s investment strategies and risk profile are more similar to those of the Morningstar Index.The Index measures the performance of global equity markets targeting the top 71% to 97% of stocks by market capitalization in both developed and emerging markets. The Index does not incorporate ESG criteria. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The MSCI Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The MSCI Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the MSCI Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios, which include acquired fund fees and expenses of 0.05%, are from the Fund’s prospectus dated January 28, 2021. Pekin Hardy Strauss, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and

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INVESTMENT RESULTS – continued (Unaudited)

commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets through January 31, 2022. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (800) 470-1029.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

www.appleseedfund.com	(800) 470-1029

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Adviser. The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited)
March 31, 2021

		Fair
	Shares	Value
Common Stocks — 82.12%

France — 3.56%
Communications — 3.56%
Bollore SA	800,000	$3,862,134
Total France		3,862,134
Germany — 3.04%
Consumer Discretionary — 3.04%
Continental AG	25,000	3,303,048
Total Germany		3,303,048
Ireland — 4.33%
Financials — 4.33%
AerCap Holdings NV(a)	80,000	4,699,200
Total Ireland		4,699,200
Israel — 3.38%
Industrials — 3.38%
Ituran Location and Control Ltd.	172,900	3,670,667
Total Israel		3,670,667
Japan — 3.42%
Technology — 3.42%
Sony Group Corp. - ADR	35,000	3,710,350
Total Japan		3,710,350
Russia — 7.26%
Financials — 7.26%
Moscow Exchange MICEX-RTS PJSC	1,350,000	3,103,157
Sberbank of Russia PJSC - ADR	170,000	2,618,850
Sberbank of Russia PJSC - ADR	140,000	2,157,400
Total Russia		7,879,407
South Korea — 8.60%
Communications — 5.27%
SK Telecom Co. Ltd. - ADR	210,000	5,718,300
Technology — 3.33%
Samsung Electronics Co. Ltd.	50,000	3,609,788
Total South Korea		9,328,088
United States — 48.53%
Communications — 4.34%
Alphabet, Inc., Class A(a)	1,000	2,062,520
Facebook, Inc., Class A(a)	9,000	2,650,770
		4,713,290

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited) continued
March 31, 2021

		Fair
	Shares	Value
Common Stocks — 82.12% — continued

Consumer Discretionary — 6.67%
Designer Brands, Inc., Class A(a)	200,000	$3,480,000
Hudson Technologies, Inc.(a)	170,000	273,700
Newell Brands, Inc.	130,000	3,481,400
		7,235,100
Consumer Staples — 4.41%
Sprouts Farmers Market, Inc.(a)	180,000	4,791,600
Energy — 1.14%
TPI Composites, Inc.(a)	22,000	1,241,460
Financials — 3.02%
Evercore, Inc., Class A	25,000	3,293,500
Health Care — 8.72%
89Bio, Inc.(a)	95,000	2,249,600
Anthem, Inc.	7,000	2,512,650
Heron Therapeutics, Inc.(a)	290,000	4,700,900
		9,463,150
Materials — 7.37%
CF Industries Holdings, Inc.	110,000	4,991,800
Mosaic Co. (The)	95,000	3,002,950
		7,994,750
Pharmaceuticals — 6.10%
Ardelyx, Inc.(a)	1,000,000	6,620,000
Real Estate — 2.10%
Simon Property Group, Inc.	20,000	2,275,400
Technology — 4.66%
Coherent, Inc.(a)	20,000	5,057,800
Total United States		52,686,050

TOTAL COMMON STOCKS (Cost $60,873,280)		89,138,944

Closed End Funds — 6.18%
Sprott Physical Gold Trust (Canada)(a)	500,000	6,705,000

TOTAL CLOSED END FUNDS (Cost $5,758,909)		6,705,000

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited) continued
March 31, 2021

		Fair
	Shares	Value
Exchange-Traded Funds — 2.30%
VanEck Merk Gold Shares(a)	150,000	$2,494,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,806,195)		2,494,500

Unit Investment Trust — 1.61%
Grayscale Bitcoin Trust BTC(a)	35,000	1,751,400

TOTAL UNIT INVESTMENT TRUST (Cost $725,622)		1,751,400

	Principal
Corporate Bonds — 5.09%	Amount
Spirit Airlines, Inc., 4.75%, 5/15/2025(b)	$1,800,000	5,524,200

TOTAL CORPORATE BONDS (Cost $1,788,652)		5,524,200

Certificate of Deposit — 0.46%
Community Development Bank, 0.10%,9/8/2021	250,000	250,000
Spring Bank, 0.50%, 3/29/2022	250,000	250,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $500,000)		500,000

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – (Unaudited) continued
March 31, 2021

		Fair
	Shares	Value
Money Market Funds — 0.70%
Federated Hermes Government Obligations Fund, Institutional Class, 0.02%(c)	759,364	$759,364

TOTAL MONEY MARKET FUNDS (Cost $759,364)		759,364

Total Investments — 98.36% (Cost $73,212,022)		106,873,408

Other Assets in Excess of Liabilities — 1.54%		1,674,356

Net Assets — 100.00%		$108,547,764

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $5,524,200, representing 5.09% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

ADR — American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

Assets
Investments in securities, at fair value (cost $73,212,022)	$106,873,408
Cash	750,504
Receivable for fund shares sold	20,223
Receivable for investments sold	1,312,868
Dividends and interest receivable	197,935
Tax reclaims receivable	67,004
Prepaid expenses	24,404
Total Assets	109,246,346
Liabilities
Payable for fund shares redeemed	11,314
Payable for investments purchased	574,713
Payable to Adviser, net of waiver	54,120
Payable for Administrative Service Plan fees, Investor Class, net of waiver	6,625
Payable to Administrator	10,686
Other accrued expenses	41,124
Total Liabilities	698,582
Net Assets	$108,547,764
Net Assets consist of:
Paid-in capital	86,314,591
Accumulated earnings	22,233,173
Net Assets	$108,547,764
Net Assets: Investor Class	$41,498,000
Shares outstanding (unlimited number of shares authorized, no par value)	2,513,001
Net asset value, offering and redemption price per share(a)	$16.51
Net Assets: Institutional Class	$67,049,764
Shares outstanding (unlimited number of shares authorized, no par value)	4,040,136
Net asset value, offering and redemption price per share(a)	$16.60

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND STATEMENT OF OPERATIONS
For the six months ended March 31, 2021 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of 81,436)	$729,139
Interest income	47,343
Total investment income	776,482

Expenses
Adviser	406,587
Administrative services plan, Investor Class	44,769
Administration	33,633
Custodian	21,003
Fund accounting	20,486
Registration	19,815
Transfer agent	17,951
Report printing	13,272
Audit and tax	10,521
Legal	10,374
Trustee	6,868
Chief Compliance Officer	3,885
Insurance	2,097
Pricing	359
Miscellaneous	21,798
Total expenses	633,418
Fees waived by Adviser	(132,919)
Administrative services plan waiver	(10,744)
Net operating expenses	489,755

Net investment income	286,727

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	10,145,195
Purchased options	(96,481)
Foreign currency translations	(557)
Change in unrealized appreciation (depreciation) on:
Investment securities	25,127,564
Foreign currency translations	(792)
Net realized and unrealized gain (loss) on investment securities, purchased options and foreign currency translations	35,174,929
Net increase in net assets resulting from operations	$35,461,656

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:

Operations
Net investment income	$286,727	$198,316
Net realized gain (loss) on investment securities, purchased options and foreign currency translations	10,048,157	(13,402,288)
Change in unrealized appreciation on investment securities, purchased options and foreign currency translations	25,126,772	3,103,709
Net increase (decrease) in net assets resulting from operations	35,461,656	(10,100,263)

Distributions to Shareholders from Earnings:
Investor Class	(526,821)	(1,534,893)
Institutional Class	(1,022,445)	(2,864,466)
Total distributions	(1,549,266)	(4,399,359)

Capital Transactions - Investor Class
Proceeds from shares sold	4,076,711	4,215,536
Reinvestment of distributions	502,052	1,494,295
Amount paid for shares redeemed	(6,112,952)	(24,886,651)
Proceeds from redemption fees(a)	410	3,173
Total Investor Class	(1,533,779)	(19,173,647)

Capital Transactions - Institutional Class
Proceeds from shares sold	4,397,597	9,774,899
Reinvestment of distributions	993,463	2,715,132
Amount paid for shares redeemed	(14,028,016)	(42,014,609)
Proceeds from redemption fees(a)	—	9,133
Total Institutional Class	(8,636,956)	(29,515,445)
Net decrease in net assets resulting from capital transactions	(10,170,735)	(48,689,092)
Total Increase (Decrease) in Net Assets	23,741,655	(63,188,714)

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENTS OF CHANGES IN NET ASSETS –
continued

	For the
	Six Months	For the
	Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Net Assets
Beginning of period	$84,806,109	$147,994,823
End of period	$108,547,764	$84,806,109

Share Transactions - Investor Class
Shares sold	268,082	375,152
Shares issued in reinvestment of distributions	36,539	116,833
Shares redeemed	(429,237)	(2,228,256)
Total Investor Class	(124,616)	(1,736,271)

Share Transactions - Institutional Class
Shares sold	283,600	820,131
Shares issued in reinvestment of distributions	71,990	211,294
Shares redeemed	(1,016,998)	(3,738,785)
Total Institutional Class	(661,408)	(2,707,360)
Net decrease in shares outstanding	(786,024)	(4,443,631)

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

APPLESEED FUND — INVESTOR CLASS FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2021		September 30,
	(Unaudited)		2020
Selected Per Share Data:
Net asset value, beginning of period	$11.51		$12.51
Investment operations:
Net investment income(a)	0.03		0.01 (b)
Net realized and unrealized gain (loss) on investments	5.18		(0.64)
Total from investment operations	5.21		(0.63)
Less distributions to shareholders from:
Net investment income	(0.21)		(0.37)
Net realized gains	—		—
Total distributions	(0.21)		(0.37)
Paid in capital from redemption fees	—	(c)	— (c)
Net asset value, end of period	$16.51		$11.51
Total Return(d)	45.64	% (e)	(5.37)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$41,498		$30,359
Ratio of net expenses to average net assets(f)(g)	1.14	% (h)	1.14%
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.48	% (h)	1.45%
Ratio of net investment income to average net assets(f)	0.46	% (h)	0.06%
Portfolio turnover rate(i)	42	% (e)	89%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 1.14% for the six months ended March 31, 2021 and 1.14%, 1.14%, 1.14%, 1.14% and 1.14% for the fiscal years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares

See accompanying notes which are an integral part of these financial statements.

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2019	2018	2017	2016
$13.77	$13.05	$12.22	$11.40
0.08	0.08	0.15	0.03
(0.15)	0.79	0.85	1.07
(0.07)	0.87	1.00	1.10
(0.01)	(0.09)	(0.17)	—
(1.19)	(0.06)	— (c)	(0.28)
(1.20)	(0.15)	(0.17)	(0.28)
0.01	— (c)	— (c)	— (c)
$12.51	$13.77	$13.05	$12.22
(0.44)%	6.68%	8.37%	9.90%
$54,725	$78,955	$86,898	$103,650
1.14%	1.25%	1.27%	1.16%
1.36%	1.45%	1.48%	1.39%
0.72%	0.64%	1.33%	0.27%
79%	85%	56%	82%

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND — INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2021		September 30,
	(Unaudited)		2020
Selected Per Share Data:
Net asset value, beginning of period	$11.58		$12.59
Investment operations:
Net investment income(a)	0.03		0.03 (b)
Net realized and unrealized gain (loss) on investments	5.23		(0.65)
Total from investment operations	5.26		(0.62)
Less distributions to shareholders from:
Net investment income	(0.24)		(0.39)
Net realized gains	—		—
Total distributions	(0.24)		(0.39)
Paid in capital from redemption fees	—		— (c)
Net asset value, end of period	$16.60		$11.58
Total Return(d)	45.85	% (e)	(5.20)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$67,050		$54,447
Ratio of net expenses to average net assets(f)(g)	0.95	% (h)	0.95%
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.23	% (h)	1.20%
Ratio of net investment income to average net assets(f)	0.68	% (h)	0.23%
Portfolio turnover rate(i)	42	% (e)	89%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 0.95% for the six months ended March 31, 2021 and 0.95%, 0.95%, 0.95%, 0.95% and 0.95% for the fiscal years ended September 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares

See accompanying notes which are an integral part of these financial statements.

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2019	2018	2017	2016
$13.86	$13.14	$12.31	$11.47
0.14	0.12	0.18	0.06
(0.18)	0.77	0.86	1.08
(0.04)	0.89	1.04	1.14
(0.04)	(0.11)	(0.21)	(0.02)
(1.19)	(0.06)	— (c)	(0.28)
(1.23)	(0.17)	(0.21)	(0.30)
— (c)	— (c)	— (c)	— (c)
$12.59	$13.86	$13.14	$12.31
(0.28)%	6.85%	8.59%	10.18%
$93,269	$97,643	$91,492	$88,846
0.95%	1.06%	1.08%	0.97%
1.11%	1.20%	1.23%	1.14%
0.95%	0.86%	1.56%	0.46%
79%	85%	56%	82%

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Appleseed Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Pekin Hardy Strauss, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 8, 2006; and Institutional Class shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee, applicable to each share class, for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily net asset value (“NAV”) calculation.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long and short positions are valued at the mean of the bud and ask price. If there is no mean available, long positions are valued on the most recent bid price and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$89,138,944	$—	$—	$89,138,944
Closed End Funds	6,705,000	—	—	6,705,000
Exchange-Traded Funds	2,494,500	—	—	2,494,500
Unit Investment Trust	1,751,400	—	—	1,751,400
Corporate Bonds	—	5,524,200	—	5,524,200
Certificate of Deposit	—	500,000	—	500,000
Money Market Funds	759,364	—	—	759,364
Total	$100,849,208	$6,024,200	$—	$106,873,408

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining interest rate exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying,

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS — continued

selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Currency Futures Contracts – The Fund may enter into currency futures contracts (long and short) to hedge its foreign currency exposure during the period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. There were no futures held as of March 31, 2021.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following tables identify the location and the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2021. There were no derivatives held as of March 31, 2021.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS — continued

For the six months ended March 31, 2021:

		Realized Gain
	Location of Gain (Loss) on	(Loss) on
Derivatives	Derivatives on Statement of Operations	Derivatives
Equity Price Risk:
Purchased option contracts	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$(96,481)

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2021:

Average Ending
Monthly Fair Value/
Derivatives	Notional Value
Purchased options contracts(a)	$62,200

(a)	Average based on the two months during the period that had activity.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended March 31, 2021, before the waiver described below, the Adviser earned a fee of $406,587 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets through January 31, 2022. For the six months ended March 31, 2021, the Adviser waived fees of $132,919. At March 31, 2021, the Adviser was owed $54,120 from the Fund for advisory services.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2021 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
September 30, 2021	$124,268
September 30, 2022	260,817
September 30, 2023	299,002
March 31, 2024	132,919

Ultimus Fund Solutions, LLC (the “Administrator”) and its affiliate, Northern Lights Compliance Services, LLC (“Northern Lights”) provide the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2021, the Administrator earned fees of $33,633 for administration services, $20,486 for fund accounting services, $17,951 for transfer agent services, and $3,885 for compliance services. At March 31, 2021, the Fund owed the Administrator $10,686 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid for services to the Trust, however, the Fund pays Northern Lights, which compensates the Assistant Chief Compliance Officer.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. The Adviser has contractually agreed to waive its receipt of payments under the Administrative Services Plan, to the extent such payments exceed an annual rate of 0.19% of the average daily net assets of Investor Class shares. This contractual waiver is in effect through January 31, 2022. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. For the six months ended March 31, 2021, the Investor Class incurred Administrative Services fees of $44,769 ($34,025 after waiver described above). At March 31, 2021, $6,625 was owed to the Adviser pursuant to the Administrative Services Plan.

The Trust, with respect to the Investor Class shares of the Fund, has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, pursuant to which the Fund is authorized to pay a fee of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund to the Fund’s Adviser or any bank, broker-dealer, investment adviser or other financial intermediary that assists the Fund in the sale and distribution of its Investor Class shares or that provides shareholder servicing. The Fund does not currently intend to activate the Plan, but may do so upon 60 days’ notice to shareholders. If the Plan is activated, these fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$37,934,560
Sales	$47,002,431

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$32,109,786
Gross unrealized depreciation	(707,878)
Net unrealized appreciation on investments	$31,401,908

Tax cost of investments	$75,221,500

The tax character of distributions paid for the fiscal year ended September 30, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$4,399,359
Total distributions paid	4,399,359

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,376,725
Accumulated capital and other losses	(19,331,482)
Unrealized appreciation on investments	6,275,540
Total accumulated deficit	$(11,679,217)

At September 30, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and basis adjustments for investments in passive foreign investment companies.

As of September 30, 2020, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $16,177,848 and $3,153,634, respectively.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS –
continued	March 31, 2021 (Unaudited)

NOTE 8. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID- 19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

LIQUIDITY RISK MANAGEMENT PROGRAM – (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

SUMMARY OF FUND EXPENSES – continued (Unaudited)

		Beginning	Ending
		Account Value	Account Value	Expenses	Annualized
		October 1,	March 31,	Paid During	Expense
		2020	2021	Period(a)	Ratio
Investor
Class	Actual	$1,000.00	$1,456.40	$6.98	1.14%
	Hypothetical (b)	$1,000.00	$1,019.25	$5.74	1.14%
Institutional
Class	Actual	$1,000.00	$1,458.50	$5.82	0.95%
	Hypothetical (b)	$1,000.00	$1,020.19	$4.78	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

PRIVACY NOTICE
Rev. March 2021

FACTS	WHAT DOES APPLESEED FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   account balances and account transactions

●   transaction or loss history and purchase history

●   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 470-1029

Who we are
Who is providing this notice?	Appleseed Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●   open an account or deposit money

●   buy securities from us or sell securities to us

●   make deposits or withdrawals from your account or provide account information

●   give us your account information

●   make a wire transfer

●   tell us who receives the money

●   tell us where to send the money

●   show your government-issued ID

●   show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes—information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●   Perkin Hardy Strauss, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 470-1029 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
David R. Carson
Daniel J. Condon
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Martin R. Dean, Vice President /
    Chief Compliance Officer
Zachary P. Richmond, Treasurer
    and Chief Financial Officer
Lynn E. Wood, Assistant Chief
    Compliance Officer

INVESTMENT ADVISER
Pekin Hardy Strauss, Inc.
161 N. Clark Street, Suite 2200
Chicago, IL 60601

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 N Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR,
TRANSFER AGENT AND
FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Appleseed Fund-SAR-21

BALLAST SMALL/MID CAP ETF (MGMT)
NYSE Arca, Inc.

Semi-Annual Report
March 31, 2021

Ballast Asset Management, LP
2301 Cedar Springs Road, Suite 450
Dallas, TX 75201

Telephone: 1-866-383-6468

Investments Results (Unaudited)

Total Returns(a)

(for the period ended March 31, 2021)

Since Inception
December 2, 2020
Ballast Small/Mid Cap ETF — NAV	34.20%
Ballast Small/Mid Cap ETF — Market	34.52%
Russell 2500 Value Index(b)	22.88%

Expense Ratios(c)
Gross	1.37%
With Applicable Waivers	1.10%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Ballast Small/Mid Cap ETF (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 383-6468.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The Russell 2500 Value Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios as disclosed in the Fund’s prospectus dated November 24, 2020 are based on estimated amounts for the current fiscal year. Ballast Asset Management, LP (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.10% through January 31, 2022. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (866) 383-6468.

The Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)
March 31, 2021

Ballast Small/Mid Cap ETF Holdings as of March 31, 2021(a)

20.00%
15.00%
10.00%
5.00%
0.00%
4.05%
10.33%
2.59%
9.12%
13.66%
3.66%
15.13%
11.68%
7.53%
16.17%
1.68%
4.40%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Other Assets in Excess of Liabilities

(a)	As a percent of net assets.

The investment objective of the Ballast Small/Mid Cap ETF (the “Fund”) is to seek to generate positive risk adjusted returns.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

Ballast Small/Mid Cap ETF
Schedule of Investments (Unaudited)
March 31, 2021

	Shares	Fair Value
COMMON STOCKS — 95.60%

Communications — 4.05%
IAC/InterActiveCorp.(a)	798	$172,615
TripAdvisor, Inc.(a)	8,154	438,604
		611,219
Consumer Discretionary — 10.33%
America’s Car-Mart, Inc.(a)	2,070	315,406
Cracker Barrel Old Country Store, Inc.	817	141,243
Darden Restaurants, Inc.	1,064	151,088
Hanesbrands, Inc.	16,796	330,377
PulteGroup, Inc.	5,567	291,933
Wayside Technology Group, Inc.	13,104	329,435
		1,559,482
Consumer Staples — 2.59%
J&J Snack Foods Corp.	817	128,294
Sanderson Farms, Inc.	1,691	263,423
		391,717
Energy — 9.12%
CNX Resources Corp.(a)	12,635	185,735
Goodrich Petroleum Corp.(a)	23,128	218,790
Solaris Oilfield Infrastructure, Inc., Class A	32,598	399,977
Texas Pacific Land Corp.	360	572,196
		1,376,698
Financials — 13.66%
Capital Bancorp, Inc.(a)	19,893	383,736
CIT Group, Inc.	6,897	355,264
Essent Group Ltd.	3,432	162,986
Everest Re Group Ltd.	1,026	254,253
Federal Agricultural Mortgage Corp., Class C	3,204	322,707
First Financial Bancorp	11,330	271,920
MGIC Investment Corp.	22,465	311,140
		2,062,006
Health Care — 3.66%
Collegium Pharmaceutical, Inc.(a)	12,565	297,790
iRadimed Corp.(a)	9,880	254,608
		552,398
Industrials — 15.13%
Eagle Bulk Shipping, Inc.(a)	8,131	293,692
Eastern Co. (The)	11,153	298,900
frontdoor, Inc.(a)	5,016	269,610
GrafTech International Ltd.	29,450	360,174
IES Holdings, Inc.(a)	6,403	322,775
Landstar System, Inc.	1,330	219,530
Lennox International, Inc.	817	254,569

See accompanying notes which are an integral part of these financial statements.

3

Ballast Small/Mid Cap ETF
Schedule of Investments (Unaudited) (continued)
March 31, 2021

	Shares	Fair Value
COMMON STOCKS — (continued)

Industrials — (continued)
XPO Logistics, Inc.(a)	2,147	$264,725
		2,283,975
Materials — 11.68%
Eagle Materials, Inc.	2,358	316,939
Huntsman Corp.	9,405	271,146
Lydall, Inc.(a)	7,902	266,613
Northern Technologies International Corp.	35,478	539,266
UFP Technologies, Inc.(a)	7,416	369,465
		1,763,429
Real Estate — 7.53%
EPR Properties(a)	6,012	280,099
Lamar Advertising Co., Class A	2,964	278,379
PotlatchDeltic Corp.	3,800	201,096
STAG Industrial, Inc.	11,214	376,903
		1,136,477
Technology — 16.17%
Amdocs Ltd.	3,553	249,243
AstroNova, Inc.(a)	11,647	156,070
Avid Technology, Inc.(a)	18,936	399,739
Coherent, Inc.(a)	896	226,589
F5 Networks, Inc.(a)	1,710	356,740
FLIR Systems, Inc.	826	46,644
Lumentum Holdings, Inc.(a)	2,717	248,198
ON Semiconductor Corp.(a)	6,080	252,989
Teradata Corp.(a)	13,086	504,335
		2,440,547
Utilities — 1.68%
NRG Energy, Inc.	6,732	253,998

Total Common Stocks
(Cost $13,108,667)		14,431,946

Total Investments — 95.60%
(Cost $13,108,667)		14,431,946

Other Assets in Excess of Liabilities — 4.40%		664,777

NET ASSETS — 100.00%		$15,096,723

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

4

Ballast Small/Mid Cap ETF
Statement of Assets and Liabilities (Unaudited)
March 31, 2021

Assets
Investments in securities, at fair value (cost $13,108,667)	$14,431,946
Cash	742,092
Dividends receivable	4,389
Receivable from Adviser	5,491
Total Assets	15,183,918
Liabilities
Payable for investments purchased	74,758
Payable to Administrator	6,505
Payable to trustees	642
Other accrued expenses	5,290
Total Liabilities	87,195
Net Assets	$15,096,723
Net Assets consist of:
Paid-in capital	13,635,925
Accumulated earnings	1,460,798
Net Assets	$15,096,723
Shares outstanding (unlimited number of shares authorized, no par value)	450,000
Net asset value per share	$33.55

See accompanying notes which are an integral part of these financial statements.

5

Ballast Small/Mid Cap ETF
Statement of Operations (Unaudited)
For the period ended March 31, 2021(a)

Investment Income
Dividend income	$32,031
Total investment income	32,031
Expenses
Adviser	20,695
Administration	20,687
Audit and tax	7,329
Legal	6,923
Chief Compliance Officer	6,568
Trustee	4,167
Report printing	3,621
Transfer agent	3,559
Custodian	3,481
Pricing	346
Miscellaneous	12,797
Total expenses	90,173
Fees waived and expenses reimbursed by Adviser	(65,794)
Net operating expenses	24,379
Net investment income	7,652
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	129,867
Change in unrealized appreciation on:
Investment securities	1,323,279
Net realized and unrealized gain (loss) on investment securities	1,453,146
Net increase in net assets resulting from operations	$1,460,798

(a)	For the period December 2, 2020 (commencement of operations) to March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

6

Ballast Small/Mid Cap ETF
Statement of Changes in Net Assets

For the
Period Ended
March 31, 2021(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$7,652
Net realized gain on investment securities	129,867
Change in unrealized appreciation on investment securities	1,323,279
Net increase in net assets resulting from operations	1,460,798
Capital Transactions
Proceeds from shares sold	14,501,312
Amount paid for shares redeemed	(865,387)
Net increase in net assets resulting from capital transactions	13,635,925
Total Increase in Net Assets	15,096,723
Net Assets
Beginning of period	$—
End of period	$15,096,723
Share Transactions
Shares sold	475,000
Shares redeemed	(25,000)
Net increase in shares outstanding	450,000

(a)	For the period December 2, 2020 (commencement of operations) to March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

7

Ballast Small/Mid Cap ETF
Financial Highlights
(For a share outstanding during the period)

	For the
	Period Ended
	March 31, 2021(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	8.53
Total from investment operations	8.55
Net asset value, end of period	$33.55
Market price, end of period	$33.63
Total Return(b)	34.20	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,097
Ratio of net expenses to average net assets	1.10	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	4.06	% (d)
Ratio of net investment income to average net assets	0.34	% (d)
Portfolio turnover rate(e)	6	% (c)

(a)	For the period December 2, 2020 (commencement of operations) to March 31, 2021.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

8

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited)
March 31, 2021

NOTE 1. ORGANIZATION

Ballast Small/Mid Cap ETF (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 18, 2020, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Ballast Asset Management, LP (the “Adviser”). The investment objective of the Fund is to seek to generate positive risk adjusted returns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended March 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

9

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a

10

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

11

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$14,431,946	$—	$—	$14,431,946
Total	$14,431,946	$—	$—	$14,431,946

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended March 31, 2021, before the waiver described below, the Adviser earned a fee of $20,695 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees

12

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.10% of the Fund’s average daily net assets through January 31, 2022. For the period ended March 31, 2021, the Adviser waived fees and reimbursed Fund expenses of $65,794. At March 31, 2021, the Adviser owed the Fund $5,491.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2021 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
March 31, 2024	$65,794

Ultimus Fund Solutions, LLC (the “Administrator”) and its affiliate, Northern Lights Compliance Services, LLC (“Northern Lights”) provide the Fund with administration, fund accounting and compliance services, including all regulatory reporting. For the period ended March 31, 2021, the Administrator earned fees of $20,687 for administration services and $6,568 for compliance services. At March 31, 2021, the Fund owed the Administrator $6,505 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these

13

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Administrator is the parent company of the Distributor. One Trustee and certain officers of the Trust are members of management and/or employees of the Distributor or Administrator. Officers are not paid for services to the Trust, however, the Fund pays Northern Lights, which compensates the Assistant Chief Compliance Officer.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2021, purchases and sales of investment securities, other than short-term investments, were $541,217 and $500,526, respectively.

For the period ended March 31, 2021, purchases and sales for in-kind transactions were $13,852,733 and $914,623, respectively.

For the period ended March 31, 2021, the Fund had in-kind net realized gain of $107,043.

There were no purchases or sales of long-term U.S. government obligations during the period ended March 31, 2021.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together

14

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended March 31, 2021, the Fund received $3,500 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$350	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,397,588
Gross unrealized depreciation	(74,309)
Net unrealized appreciation on investments	$1,323,279
Tax cost of investments	$13,108,667

NOTE 8. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

15

Ballast Small/Mid Cap ETF
Notes to the Financial Statements (Unaudited) (continued)
March 31, 2021

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 2, 2020 (commencement of operations) through March 31, 2021. Investors may pay brokerage commissions on their purchases and sales of exchange traded fund shares, which are not reflected in the example.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	December 2,	March 31,	During	Expense
	2020	2021	Period(a)	Ratio
Actual	$1,000.00	$1,342.00	$4.23	1.10%
Hypothetical(b)	$1,000.00	$1,019.46	$5.53(c)	1.10%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period December 2, 2020 through March 31, 2021).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

17

Investment Advisory Agreement Approval (Unaudited)

The Ballast Small/Mid Cap ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Ballast Asset Management, LP (“Ballast”). The Board approved the management agreement.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Trustees met at its quarterly meeting in August 2020 and held a teleconference on November 11, 2020 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Ballast. At the Trustees’ quarterly meetings held in August and November 2020, the Board interviewed certain executives of Ballast and its parent company, Inverdale Capital Management, LLC (“Inverdale”), including Ballast’s Chief Executive Officer and Inverdale’s Chief Financial Officer and Chief Compliance Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Ballast (the “Independent Trustees”), approved the management agreement between the Trust and Ballast for an initial period of two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Ballast would provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Ballast’s portfolio manager who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Ballast and Inverdale who provide services to the Fund. The Trustees discussed and reviewed Ballast’s compliance program and its compliance policies and procedures with respect to regulatory requirements for ETFs, and Mr. Wood provided assurances regarding his oversight and review of those compliance policies. They further discussed with Ballast the firm’s financial position, the support it receives from its parent company, and its commitment with respect to supporting expense reimbursement and fee waiver commitments to the Fund. After a thorough discussion and consideration, the Trustees concluded that Ballast has adequate resources to provide satisfactory investment management services to the Fund.

18

Investment Advisory Agreement Approval (Unaudited) (continued)

(ii) Fund Performance. The Trustees next reviewed and discussed the performance of Ballast’s separately managed account that has an investment strategy similar to that of the Fund. The Trustees also reviewed the performance of another mutual fund which Ballast’s portfolio manager managed from 2010 to 2015. It was the consensus of the Trustees that it was reasonable to conclude that Ballast has the ability to manage the Fund successfully from a performance standpoint, taking into account the differences between an ETF and a mutual fund including the former’s create-redeem function.

(iii) Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for the Morningstar Mid Cap Value category, which indicated that the Fund’s proposed management fee and estimated expense ratio are within the range of fees and expenses charged by its peer group. However, the management fee is higher than the average and median for the category, even after proposed fee waivers and expense reimbursements. The Trustees also considered a profitability analysis prepared by Ballast for its management of the Fund, which indicated that, both before and after the deduction of marketing expenses, Ballast does not expect to earn a profit as a result of managing the Fund in its first year of operations but that it does expect to earn a profit, both before and after deduction of marketing expenses, in the second year of operations. The Trustees noted that the proposed management fee is slightly lower than the management fee charged on Ballast’s separately managed accounts.

The Trustees considered other potential benefits that Ballast may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted that Ballast does intend to enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the proposed management fee represents reasonable compensation in light of the nature and quality of the services that Ballast proposes to provide to the Fund, the fees paid by competitive mutual funds, and the anticipated lack of profitability of Ballast in providing services to the Fund in the first year of operations.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Ballast will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund in its first two years of operations, and Ballast’s anticipated lack of profitability in managing the Fund in the first year of operations, it does not appear that Ballast will realize benefits from economies of scale in managing the Fund to such an extent that breakpoints in the management fee should be considered at this time.

19

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 383-6468 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chairman	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Daniel J. Condon	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 20th Floor
David R. Carson, President	Cincinnati, OH 45202
Martin R. Dean, Vice President /
Chief Compliance Office	CUSTODIAN
Zachary P. Richmond,	Brown Brothers Harriman & Co.
Treasurer and Chief Financial Officer	50 Post Office Square
Lynn E. Wood, Assistant Chief Compliance Officer	Boston, MA 02110

INVESTMENT ADVISER	ADMINISTRATOR
Ballast Asset Management, LP	Ultimus Fund Solutions, LLC
2301 Cedar Springs Road, Suite 450	225 Pictoria Drive, Suite 450
Dallas, TX 75201	Cincinnati, OH 45246

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Ballast Small-SAR-21

Channel Short Duration
Income Fund

Semi-Annual Report
March 31, 2021

Fund Adviser:

Channel Investment Partners LLC 4601 N. Fairfax Drive, Suite 1200 Arlington, VA 22203

Toll Free (877) 627-8504

INVESTMENT RESULTS – (UNAUDITED)

Average Annual Total Returns*
(for the periods ended March 31, 2021)

	Six
	Months	1 Year	5 Year	10 Year
Channel Short Duration Income Fund	1.67%	7.02%	3.22%	2.98%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Index**	(0.25)%	1.90%	2.33%	2.10%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index***	(1.39)%	2.01%	2.75%	2.88%

Total annual operating expenses, as disclosed in the Channel Short Duration Income Fund (the “Fund”) prospectus dated January 28, 2021 were 0.90%, which included acquired fund fees and expenses of 0.01%, of average daily net assets. Channel Investment Partners LLC (the “Adviser”) contractually has agreed to waive its fee and to the extent necessary, reimburse certain Fund operating expenses so that the total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.95% of the Fund’s average daily net assets. The contractual agreement is in place through January 31, 2022. Prior to October 1, 2020, total operating expenses were capped at 0.80%. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights.

1

INVESTMENT RESULTS – (UNAUDITED) – (continued)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Channel Short Duration Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 627-8504.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**	The Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index (the “U.S. 1-5 Year Government/Credit Bond Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The U.S. 1-5 Year Government/Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the U.S. 1-5 Year Government/Credit Bond Index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

***	The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “U.S. Intermediate Government/Credit Bond Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The U.S. Intermediate Government/Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the U.S. Intermediate Government/Credit Bond Index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (877) 627-8504.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2

FUND HOLDINGS – (UNAUDITED)

[1]	As a percent of net assets.

The investment objective of the Channel Short Duration Income Fund is total return, comprised of both income and capital appreciation.

Portfolio holdings are subject to change.

AVAILABILITY OF PORTFOLIO SCHEDULE – (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

3

CHANNEL SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 – (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS – 95.04%

Corporate Bonds - Domestic – 82.46%
Ally Financial, Inc., 5.75%, 11/20/2025	$750,000	$853,038
American Airlines Pass Through Trust, Series 2013-2, 4.95%, 1/15/2023	950,029	950,491
Apple, Inc., 0.70%, 2/8/2026	500,000	490,631
Atmos Energy Corp., 0.63%, 3/9/2023	600,000	600,272
B&G Foods, Inc., 5.25%, 4/1/2025	250,000	257,125
B&G Foods, Inc., 5.25%, 9/15/2027	500,000	520,780
Bank of America Corp., 3.95%, 4/21/2025	1,000,000	1,096,603
BNSF Funding Trust I, 6.61%, 12/15/2055 (3MO LIBOR + 235bps)(a)	200,000	229,662
Boeing Co. (The), 2.75%, 2/1/2026	500,000	514,806
Boeing Co. (The), 2.20%, 2/4/2026	250,000	249,290
Boeing Co. (The), 3.63%, 2/1/2031	250,000	261,680
Bunge Ltd. Finance Group, 1.63%, 8/17/2025	400,000	400,350
Charles Schwab Corp. (The), 0.90%, 3/11/2026	750,000	741,875
Citigroup, Inc., 4.40%, 6/10/2025	750,000	833,780
Continental Airlines Pass Through Trust, Series 2-A, 4.00%, 10/29/2024	196,398	203,154
Delta Air Lines, Inc., 3.40%, 4/19/2021	500,000	500,000
Discover Financial Services, 5.20%, 4/27/2022	475,000	498,065
Dominion Energy, Inc., 1.45%, 4/15/2026	500,000	498,368
Edison International, 5.38%, Perpetual (3MO LIBOR + 370bps)(a)	500,000	510,000
Ford Motor Co., 8.50%, 4/21/2023	900,000	1,004,625
General Motors Financial Co., Inc., 3.55%, 4/9/2021	300,000	300,106
General Motors Financial Co., Inc., 4.35%, 4/9/2025	500,000	548,612
Genworth Financial, Inc., 7.63%, 9/24/2021	850,000	874,438
Genworth Holdings, Inc., 2.20%, 11/15/2036 (3MO LIBOR + 200bps)(a)	1,000,000	540,000
Gilead Sciences, Inc., 3.50%, 2/1/2025	650,000	706,356
Goldman Sachs Group, Inc., 0.93%, 2/23/2023 (3MO LIBOR + 75bps)(a)	300,000	302,529
Goldman Sachs Group, Inc., 1.97%, 10/28/2027 (3MO LIBOR + 175bps)(a)	250,000	261,781

See accompanying notes which are an integral part of these financial statements.

4

CHANNEL SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)
March 31, 2021 – (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS – 95.04% – continued

Corporate Bonds - Domestic – 82.46% – continued
iHeartCommunications, Inc., 6.38%, 5/1/2026	$250,000	$265,781
JPMorgan Chase & Co., 3.88%, 9/10/2024	500,000	548,314
JPMorgan Chase & Co., 4.13%, 12/15/2026	500,000	563,165
LYB International Finance III, LLC, 1.24%, 10/1/2023 (3MO LIBOR + 100bps)(a)	250,000	250,757
LYB International Finance III, LLC, 2.88%, 5/1/2025	550,000	580,905
Masco Corp., 1.50%, 2/15/2028	500,000	480,473
Morgan Stanley, 5.00%, 11/24/2025	750,000	862,631
National Oilwell Varco, Inc., 2.60%, 12/1/2022	128,000	131,244
Ovintiv Exploration, Inc., 5.63%, 7/1/2024	300,000	330,018
Ovintiv, Inc., 3.90%, 11/15/2021	450,000	454,935
Ross Stores, Inc., 0.88%, 4/15/2026	550,000	532,439
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.88%, 4/15/2029	243,956	270,966
US Airlines Pass Through Trust, 6.75%, 6/3/2021	469,396	470,786
US Airways Pass Through Trust, 5.38%, 11/15/2021	757,517	761,120
Verizon Communications, Inc., 3.38%, 2/15/2025	500,000	542,373
VMware, Inc., 4.70%, 5/15/2030	500,000	576,811
Wells Fargo & Co., 3.90%, Perpetual (3MO LIBOR + 264bps)(a)	750,000	757,894
Welltower Inc., 2.80%, 6/1/2031	250,000	248,833

TOTAL CORPORATE BONDS - DOMESTIC (Cost $23,198,561)		23,377,862

Corporate Bonds - Foreign – 12.58%
Corporate Bonds - Canada – 1.93%
Toronto-Dominion Bank (The), 3.63%, 9/15/2031	500,000	548,135

Corporate Bonds - Finland – 1.88%
Nokia Oyj, 4.38%, 6/12/2027	500,000	530,938

Corporate Bonds - Ireland – 3.49%
AerCap Ireland Capital DAC, 6.50%, 7/15/2025	850,000	990,924

See accompanying notes which are an integral part of these financial statements.

5

CHANNEL SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)
March 31, 2021 – (Unaudited)

	Principal
	Amount	Fair Value
CORPORATE BONDS – 95.04% – continued

Corporate Bonds - Japan – 3.49%
Mizuho Financial Group, Inc., 0.82%, 5/25/2024 (3MO LIBOR + 63bps)(a)	$500,000	$502,460
Mizuho Financial Group, Inc., 1.23%, 5/22/2027 (3MO LIBOR + 80bps)(a)	500,000	486,786
		989,246
Corporate Bonds - United Kingdom – 1.79%
Barclays PLC, 1.57%, 5/16/2024 (3MO LIBOR + 138bps)(a)	500,000	507,301

TOTAL CORPORATE BONDS - FOREIGN (Cost $3,619,482)		3,566,544

TOTAL CORPORATE BONDS (Cost $26,818,043)		26,944,406

	Shares
MONEY MARKET FUNDS – 4.45%
Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(b)	1,262,105	1,262,105

TOTAL MONEY MARKET FUNDS (Cost $1,262,105)		1,262,105
TOTAL INVESTMENTS – 99.49% (Cost $28,080,148)		28,206,511
Other Assets in Excess of Liabilities – 0.51%		143,623
NET ASSETS – 100.00%		$28,350,134

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2021. The benchmark on which the rate is calculated is shown parenthetically.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

6

CHANNEL SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 – (Unaudited)

Assets
Investments in securities at fair value (cost $28,080,148)	$28,206,511
Cash	445,446
Receivable for fund shares sold	79
Receivable for investments sold	1,331,133
Dividends and interest receivable	259,722
Prepaid expenses	5,121
Total Assets	30,248,012
Liabilities
Payable for investments purchased	1,832,016
Payable for distribution to shareholders	44,989
Payable to Adviser	5,808
Payable to Administrator	4,134
Other accrued expenses	10,931
Total Liabilities	1,897,878
Net Assets	$28,350,134
Net Assets consist of:
Paid-in capital	27,803,945
Accumulated earnings	546,189
Net Assets	$28,350,134
Shares outstanding (unlimited number of shares authorized, no par value)	2,743,895
Net asset value (“NAV”), offering and redemption price per share(a)	$10.33

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days or less of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

7

CHANNEL SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
For the six months ended March 31, 2021 – (Unaudited)

Investment Income
Interest income	$345,921
Dividend income	67
Total investment income	345,988
Expenses
Adviser	55,615
Administration	13,441
Fund accounting	12,125
Legal	10,884
Audit and tax preparation	9,524
Trustee	6,870
Transfer agent	5,984
Compliance services	5,834
Pricing	5,614
Registration	5,053
Report printing	4,713
Custodian	3,453
Insurance	1,640
Miscellaneous	13,937
Total expenses	154,687
Fees waived by Adviser	(22,469)
Net operating expenses	132,218
Net investment income	213,770

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	416,147
Net change in unrealized depreciation of investment securities	(170,117)
Net realized and change in unrealized gain on investments	246,030
Net increase in net assets resulting from operations	$459,800

See accompanying notes which are an integral part of these financial statements.

8

CHANNEL SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year Ended
	March 31, 2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$213,770	$650,599
Net realized gain on investment securities transactions	416,147	2,430,306
Net change in unrealized depreciation of investment securities	(170,117)	(883,255)
Net increase in net assets resulting from operations	459,800	2,197,650
Distributions to Shareholders From:
Earnings	(2,248,280)	(694,955)
Total distributions	(2,248,280)	(694,955)
Capital Transactions
Proceeds from shares sold	2,883,178	2,756,089
Reinvestment of distributions	87	26,293
Amount paid for shares redeemed	(3,176,852)	(11,196,356)
Net decrease in net assets resulting from capital transactions	(293,587)	(8,413,974)
Total Decrease in Net Assets	(2,082,067)	(6,911,279)
Net Assets
Beginning of period	30,432,201	37,343,480
End of period	$28,350,134	$30,432,201
Share Transactions
Shares sold	275,006	254,348
Shares issued in reinvestment of distributions	8	2,440
Shares redeemed	(287,610)	(1,018,245)
Net decrease in shares outstanding	(12,594)	(761,457)

See accompanying notes which are an integral part of these financial statements.

9

CHANNEL SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six
	Months
	Ended
	March 31,
	2021		Year Ended September 30,
	(Unaudited)		2020		2019	2018	2017	2016
Selected Per Share Data:
Net asset value, beginning of period	$11.04		$10.62		$10.05	$10.38	$10.58	$10.39
Investment operations:
Net investment income	0.08		0.19		0.22	0.21	0.20	0.20
Net realized and unrealized gain (loss)	0.10		0.43		0.57	(0.33)	(0.20)	0.19
Total from investment operations	0.18		0.62		0.79	(0.12)	—	0.39
Less distributions to shareholders from:
Net investment income	(0.08)		(0.20)		(0.22)	(0.21)	(0.20)	(0.20)
Net realized gains	(0.81)		—		—	—	—	—
Total distributions	(0.89)		(0.20)		(0.22)	(0.21)	(0.20)	(0.20)
Paid in capital from redemption fees	—		—		—	—	— (a)	—
Net asset value, end of period	$10.33		$11.04		$10.62	$10.05	$10.38	$10.58
Total Return(b)	1.67	% (c)	5.92%		7.98%	(1.16)%	0.04%	3.78%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,350		$30,432		$37,343	$36,001	$41,021	$41,458
Ratio of net expenses to average net assets	0.95	% (d)	0.80%		0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before reimbursement/recoupment	1.11	% (d)	0.89%		0.90%	0.91%	0.88%	0.88%
Ratio of net investment income to average net assets	1.54	% (d)	1.73%		2.16%	2.02%	1.92%	1.84%
Portfolio turnover rate	400	% (c)	178	% (e)	18%	21%	39%	29%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Elevated portfolio turnover rate is due to adviser change during the fiscal year ended September 30, 2020.

See accompanying notes which are an integral part of these financial statements.

10

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 – (Unaudited)

NOTE 1. ORGANIZATION

Channel Short Duration Income Fund, formerly the FCI Bond Fund, (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) on June 13, 2005, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”), as amended. The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Channel Investment Partners LLC (the “Adviser”). From commencement of operations through July 31, 2020, the investment adviser to the Fund was Financial Counselors, Inc. (“FCI”). The Fund seeks to provide total return, comprised of both income and capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Fund is complying with ASU 2017-08 and the impact is not deemed to be material.

11

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend

12

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, monthly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable

13

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of

14

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

15

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$23,377,862	$—	$23,377,862
Foreign Corporate Bonds	—	3,566,544	—	3,566,544
Money Market Funds	1,262,105	—	—	1,262,105
Total	$1,262,105	$26,944,406	$—	$28,206,511

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2021, before the waiver described below, the Adviser earned fees of $55,615, from the Fund. At March 31, 2021, the Adviser was owed $5,808 from the Fund.

The Adviser has agreed contractually to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1

16

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of Fund’s business, do not exceed 0.95% of the Fund’s average daily net assets through January 31, 2022. Prior to October 1, 2020, the expense cap was 0.80% of the Fund’s average daily net assets. For the six months ended March 31, 2021, the Adviser waived fees of $22,469.

Due to an assignment of rights from FCI to the Adviser, the Adviser also has the right to recoup fees waived and/or expenses reimbursed by FCI that are eligible for reimbursement in the three years following the date the particular waiver/expense payment occurred, if such recoupment can be achieved without exceeding the Annual Limit in effect at the time of the waiver/expense payment and any Annual Limit in effect at the time of the recoupment.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the applicable annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of March 31, 2021, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
September 30, 2021	$23,307
September 30, 2022	34,613
September 30, 2023	35,678
March 31, 2024	22,469

17

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Ultimus Fund Solutions, LLC (the “Administrator”) and its affiliate, Northern Lights Compliance Services, LLC (“Northern Lights”) provide the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For six months ended March 31, 2021, the Administrator earned fees of $13,441 for administration services, $12,125 for fund accounting services, $5,984 for transfer agent services, and $5,834 for compliance services. At March 31, 2021, the Fund owed the Administrator $4,134 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid for services to the Trust, however, the Fund pays Northern Lights, which compensates the Assistant Chief Compliance Officer.

18

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$66,755,977
Other	39,185,339
Sales
U.S. Government Obligations	$70,732,951
Other	36,885,733

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$308,538
Gross unrealized depreciation	(182,405)
Net unrealized appreciation/(depreciation) on investments	$126,133
Tax cost of investments	$28,080,378

The tax character of distributions paid for the fiscal year ended September 30, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$663,923
Total distributions paid	$663,923

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

19

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION – continued

At September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$424,582
Undistributed long-term capital gains	1,644,869
Distributions payable	(31,032)
Unrealized appreciation on investments	296,250
Total accumulated earnings	$2,334,669

As of September 30, 2020, the Fund had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $87,352 and $302,767, respectively.

NOTE 7. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

20

CHANNEL SHORT DURATION INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)
March 31, 2021 – (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

21

LIQUIDITY RISK MANAGEMENT PROGRAM – (UNAUDITED)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

22

SUMMARY OF FUND EXPENSES – (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	October 1, 2020	March 31, 2021	Period(a)	Ratio
Actual	$1,000.00	$1,016.70	$4.78	0.95%
Hypothetical(b)	$1,000.00	$1,020.19	$4.78	0.95%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

23

Privacy Notice	Rev. March 2021
FACTS	WHAT DOES CHANNEL SHORT DURATION INCOME FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

●    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 627-8504

24

Who we are
Who is providing this notice?	Channel Short Duration Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    buy securities from us or sell securities to us

●    make deposits or withdrawals from your account or provide account information

●    give us your account information

●    make a wire transfer

●    tell us who receives the money

●    tell us where to send the money

●    show your government-issued ID

●    show your driver’s license

Why can’t I limit allsharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes— information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Channel Investment Partners LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

25

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 627-8504 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
David R. Carson
Daniel J. Condon
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Martin R. Dean, Vice President / Chief Compliance Officer
Zachary P. Richmond, Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief Compliance Officer

INVESTMENT ADVISER
Channel Investment Partners LLC
4601 N. Fairfax Drive, Suite 1200
Arlington, VA 22203

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 N Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER
AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Channel-SAR-21

SEMI-ANNUAL REPORT

March 31, 2021
IRON Strategic Income Fund
Institutional Class IFUNX
Investor Class IRNIX

Fund Adviser

IRON Financial, LLC

630 Dundee Road, Suite 200

Northbrook, IL 60062

(877) 322-0575

WWW.IRONFUNDS.COM

IRON STRATEGIC INCOME FUND

Performance Results – (Unaudited)

Average Annual Total Returns (a) as of March 31, 2021

					Since	Since
	Six	One	Five	Ten	Inception	Inception
	Months	Year	Year	Year	(10/11/06)	(2/2/09)
IRON Strategic
Income Fund
Institutional Class	2.18%	8.17%	1.81%	1.98%	4.41%	N/A
Investor Class	1.88%	7.67%	1.43%	1.62%	N/A	4.55%
Credit Suisse Hedge Fund Index(b)	9.42%	20.19%	5.12%	3.88%	4.52%	5.64%

					Expense Ratios (c)
					Institutional	Investor
					Class	Class
					1.42%	1.77%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on IRON Strategic Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 322-0575.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Credit Suisse Hedge Fund Index (the “Index”) is an asset weighted hedge fund index based only on funds with over $50 million under management, a 12-month track record and audited financial statements. The Index is calculated and rebalanced on a monthly basis, and reflects performance net of all hedge fund component performance fees and expenses. In addition, the “Since Inception” return for the Credit Suisse Hedge Fund Index is as of January 31, 2009 in reference to the Investor Class. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios, which include acquired fund fees and expenses of 0.14% for each share class, are from the Fund’s prospectus dated January 28, 2021. Additional information pertaining to the Fund’s expense ratios as of March 31, 2021 can be found in the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (877) 322-0575.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

IRON STRATEGIC INCOME FUND

Availability of Portfolio Schedules – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

As of March 31, 2021, the Fund held its entire position in cash; therefore, a Schedule of Investments and a Graphical Representation of Fund Holdings are included with this semi-annual report.

2

IRON STRATEGIC INCOME FUND

Statement of Assets and Liabilities	March 31, 2021
(Unaudited)

Assets
Cash	$23,356,603
Dividends and interest receivable	119
Prepaid expenses	6,643
Total Assets	23,363,365
Liabilities
Payable for fund shares redeemed	276,673
Payable to Adviser	15,628
Payable for 12b-1 fees, Investor Class	91
Payable for Administrative Services fees, Investor Class	19
Payable to Administrator	10,532
Payable to trustees	1,212
Other accrued expenses	22,312
Total Liabilities	326,467
Net Assets	$23,036,898

Net Assets consist of:
Paid-in capital	48,356,075
Accumulated deficit	(25,319,177)
Net Assets	$23,036,898
Net Assets: Institutional Class	$22,818,196
Shares outstanding (unlimited number of shares authorized, no par value)	2,357,483
Net asset value and offering price per share(a)	$9.68
Net Assets: Investor Class	$218,702
Shares outstanding (unlimited number of shares authorized, no par value)	22,378
Net asset value and offering price per share(a)	$9.77

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

3

IRON STRATEGIC INCOME FUND

For the Six Months Ended
Statement of Operations	March 31, 2021
(Unaudited)

Investment Income
Dividend income	$245,683
Interest income	344,314
Income from securities loaned	352
Total investment income	590,349

Expenses
Adviser	111,948
Fund accounting	19,739
Registration	18,445
Administration	17,417
Transfer agent	14,999
Legal	10,465
Trustee	8,146
Audit and tax preparation	7,036
Compliance Services	6,000
Report printing	5,643
Custodian	3,248
Pricing	2,373
Insurance	1,111
12b-1, Investor Class	254
Administrative Services Plan, Investor Class	123
Miscellaneous	13,490
Total expenses	240,437
Net investment income	349,912

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	570,022
Change in unrealized depreciation on:
Investment securities	(150,352)
Net realized and change in unrealized gain on investment securities	419,670
Net increase in net assets resulting from operations	$769,582

See accompanying notes which are an integral part of these financial statements.

4

IRON STRATEGIC INCOME FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	March 31,	Year Ended
	2021	September 30,
	(Unaudited)	2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$349,912	$1,399,198
Net realized gain (loss) on investment securities	570,022	(3,497,539)
Change in unrealized appreciation (depreciation) on investment securities	(150,352)	32,502
Net increase (decrease) in net assets resulting from operations	769,582	(2,065,839)

Distributions to Shareholders from Earnings:
Institutional Class	(316,678)	(1,392,370)
Investor Class	(1,721)	(16,341)
Total distributions	(318,399)	(1,408,711)

Capital Transactions – Institutional Class
Proceeds from shares sold	—	932,694
Reinvestment of distributions	315,551	1,386,752
Amount paid for shares redeemed	(14,556,622)	(18,984,780)
Proceeds from redemption fees(a)	—	57
Total – Institutional Class	(14,241,071)	(16,665,277)

Capital Transactions – Investor Class
Proceeds from shares sold	16,936	135,645
Reinvestment of distributions	1,535	15,655
Amount paid for shares redeemed	(67,267)	(649,219)
Proceeds from redemption fees(a)	—	1
Total – Investor Class	(48,796)	(497,918)
Net decrease in net assets resulting from capital transactions	(14,289,867)	(17,163,195)
Total decrease in net assets	(13,838,684)	(20,637,745)
Net Assets
Beginning of period	$36,875,582	$57,513,327
End of period	$23,036,898	$36,875,582

See accompanying notes which are an integral part of these financial statements.

5

IRON STRATEGIC INCOME FUND

Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	March 31,	Year Ended
	2021	September 30,
	(Unaudited)	2020
Shares Transactions – Institutional Class
Shares sold	—	93,206
Shares issued in reinvestment of distributions	32,533	143,630
Shares redeemed	(1,502,853)	(1,977,861)
Total – Institutional Class	(1,470,320)	(1,741,025)

Shares Transactions – Investor Class
Shares sold	1,731	13,267
Shares issued in reinvestment of distributions	157	1,593
Shares redeemed	(6,876)	(68,336)
Total – Investor Class	(4,988)	(53,476)
Net decrease in shares outstanding	(1,475,308)	(1,794,501)

(a)	The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

6

[THIS PAGE INTENTIONALLY LEFT BLANK]

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the		For the
	Six Months Ended		Year Ended
	March 31, 2021		September 30,
	(Unaudited)		2020
Selected Per Share Data:
Net asset value, beginning of period	$9.56		$10.18

Investment operations:
Net investment income(a)	0.10		0.31
Net realized and unrealized gain (loss)	0.11		(0.62)
Total from investment operations	0.21		(0.31)

Less distributions to shareholders:
From net investment income	(0.09)		(0.31)
From return of capital	—		—
Total distributions	(0.09)		(0.31)
Paid in capital from redemption fees	—		— (b)
Net asset value, end of period	$9.68		$9.56
Total Return(c)	2.18	% (d)	(3.04)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,818		$36,611
Ratio of net expenses to average net assets(e)	1.39	% (f)	1.28%
Ratio of net investment income to average net assets(a) (e)	2.03	% (f)	3.04%
Portfolio turnover rate(g)	88	% (d)	448%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

8

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2019	2018	2017	2016

$10.24	$10.55	$10.53	$10.46

0.41	0.31	0.32	0.32
(0.06)	(0.32)	0.03	0.07
0.35	(0.01)	0.35	0.39

(0.41)	(0.30)	(0.32)	(0.32)
—	—	(0.01)	—
(0.41)	(0.30)	(0.33)	(0.32)
— (b)	— (b)	— (b)	— (b)
$10.18	$10.24	$10.55	$10.53
3.50%	(0.13)%	3.41%	3.85%

$56,683	$70,901	$112,300	$135,780
1.11%	1.35%	1.30%	1.28%
3.83%	2.85%	2.93%	3.02%
216%	600%	426%	673%

See accompanying notes which are an integral part of these financial statements.

9

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

(For a share outstanding during each period)

	For the		For the
	Six Months Ended		Year Ended
	March 31, 2021		September 30,
	(Unaudited)		2020
Selected Per Share Data:
Net asset value, beginning of period	$9.66		$10.27

Investment operations:
Net investment income(a)	0.09		0.30
Net realized and unrealized gain (loss)	0.09		(0.64)
Total from investment operations	0.18		(0.34)

Less distributions to shareholders:
From net investment income	(0.07)		(0.27)
From return of capital	—		—
Total distributions	(0.07)		(0.27)
Paid in capital from redemption fees	—		— (b)
Net asset value, end of period	$9.77		$9.66
Total Return(c)	1.88	% (d)	(3.31)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$219		$264
Ratio of net expenses to average net assets(e)	1.70	% (f)	1.63%
Ratio of net investment income to average net assets(a) (e)	1.67	% (f)	2.79%
Portfolio turnover rate(g)	88	% (d)	448%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

10

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

(For a share outstanding during each period)

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2019	2018	2017	2016

$10.33	$10.63	$10.61	$10.54

0.40	0.29	0.29	0.30
(0.09)	(0.34)	0.02	0.06
0.31	(0.05)	0.31	0.36

(0.37)	(0.25)	(0.28)	(0.29)
—	—	(0.01)	—
(0.37)	(0.25)	(0.29)	(0.29)
— (b)	— (b)	—	— (b)
$10.27	$10.33	$10.63	$10.61
3.08%	(0.42)%	3.01%	3.54%

$830	$1,507	$5,318	$8,372
1.46%	1.70%	1.65%	1.63%
3.46%	2.45%	2.59%	2.67%
216%	600%	426%	673%

See accompanying notes which are an integral part of these financial statements.

11

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements	March 31, 2021
(Unaudited)

NOTE 1. ORGANIZATION

The IRON Strategic Income Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on May 15, 2006 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund commenced operations on October 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is IRON Financial, LLC (the “Adviser”). The investment objective of the Fund is to maximize total return. Total return is comprised of both income and capital appreciation.

Prior to February 26, 2021, the Fund offered two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended March 31, 2021, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of

13

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Security Loans – Under the terms of the securities lending agreement with U.S. Bank N.A., the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the U.S. Securities and Exchange Commission, a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the fair value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the fund may pay only reasonable fees in connection with the loan; and (6) the fund must be able to vote proxies on the securities loaned as deemed appropriate by its adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). Loans must be continuously secured by collateral equal to not less than 102% of the market value, marked-to-market daily, of the securities loaned.

As of March 31, 2021, the Fund had no securities on loan.

14

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

15

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

16

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The Fund did not hold any investments at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended March 31, 2021, the Adviser earned fees of $111,948 from the Fund.

Ultimus Fund Solutions, LLC (the “Administrator”) and its affiliate, Northern Lights Compliance Services, LLC (“Northern Lights”) provide the Fund with administration, fund accounting, transfer agent services and compliance services, including all regulatory reporting. For the six months ended March 31, 2021, fees for administration, transfer agent, fund accounting and compliance services, and the amounts due to the Administrator at March 31, 2021 were as follows:

Administration	$17,417
Fund accounting	19,739
Transfer agent	14,999
Compliance Services	6,000
Payable to Administrator	10,532

17

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid for services to the Trust, however, the Fund pays Northern Lights, which compensates the Assistant Chief Compliance Officer.

The Trust, with respect to the Fund, has adopted a distribution plan (the “Plan”) for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Fund or Adviser may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for

18

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended March 31, 2021, the 12b-1 expenses incurred by the Fund Investor Class were $254. The Fund owed $91 for 12b-1 fees as of March 31, 2021.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund, the Distributor or the Adviser. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that provide administrative services to Investor Class shareholders.

For purposes of the Administrative Services Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; and (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions; and (m) furnishing monthly and year-end statements and confirmations of

19

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

purchases, exchanges and redemptions. For the six months ended March 31, 2021, the Fund Investor class incurred $123 in Administrative Plan Fees. At March 31, 2021 the Fund owed the Adviser $19 for Administrative Services Plan Fees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases
U.S. Government Obligations	$—
Other	27,776,024
Sales
U.S. Government Obligations	$12,062,250
Other	51,425,285

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was zero.

The tax character of distributions paid for the fiscal year ended September 30, 2020, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,408,711
Total distributions paid	$1,408,711

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$7,416
Accumulated Capital and Other Losses	(25,533,883)
Unrealized Depreciation on Investments	(243,893)
Total Accumulated Deficits	$(25,770,360)

20

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2021
(Unaudited)

NOTE 6. FEDERAL TAX INFORMATION – continued

At September 30, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) was primarily attributable to wash sales.

As of September 30, 2020, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $13,209,908 and $12,323,975, respectively.

NOTE 7. COMMITMENT AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, other than the item below.

On February 24, 2021, the Board approved the liquidation of the Fund as being in the best interest of the Fund and its shareholders. It is anticipated that all outstanding shares of the Fund will be redeemed and all operations will be discontinued on or about April 30, 2021.

21

IRON STRATEGIC INCOME FUND

Liquidity Risk Management Program – (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short-term and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

22

IRON STRATEGIC INCOME FUND

Summary of Fund Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Annualized
		Account Value	Account Value	During the	Expense
		October 1, 2020	March 31, 2021	Period(a)	Ratio
Institutional Class	Actual	$1,000.00	$1,021.80	$7.01	1.39%
	Hypothetical(b)	$1,000.00	$1,017.99	$7.00	1.39%
Investor Class	Actual	$1,000.00	$1,018.60	$8.57	1.70%
	Hypothetical(b)	$1,000.00	$1,016.44	$8.56	1.70%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

23

PRIVACY NOTICE

Rev. March 2021

FACTS	WHAT DOES IRON STRATEGIC INCOME FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

●    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 322-0575

24

Who we are
Who is providing this notice?	IRON Strategic Income Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    buy securities from us or sell securities to us

●    make deposits or withdrawals from your account or provide account information

●    give us your account information

●    make a wire transfer

●    tell us who receives the money

●    tell us where to send the money

●    show your government-issued ID

●    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes— information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● IRON Financial, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

25

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 322-0575 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
David R. Carson
Daniel J. Condon
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Martin R. Dean, Vice President /
    Chief Compliance Officer
Zachary P. Richmond, Treasurer and
    Chief Financial Officer
Lynn E. Wood, Assistant Chief
    Compliance Officer

INVESTMENT ADVISER
IRON Financial, LLC
630 Dundee Road
Suite 200
Northbrook, IL 60062

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 N Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER
AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Iron Strategic-SAR-21

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ David R. Carson

David R. Carson, President

Date 5/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson

David R. Carson, President

Date 5/27/2021

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 5/27/2021